SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 42.8%

Communication Services — 4.1%
AT&T
5.350%, 09/01/2040	$1	$1
4.500%, 03/09/2048	80	91
4.350%, 06/15/2045	20	22
4.125%, 02/17/2026	250	279
3.600%, 07/15/2025	135	147
3.500%, 06/01/2041	151	152
3.400%, 05/15/2025	154	166
2.300%, 06/01/2027	60	61
1.498%, VAR ICE LIBOR USD 3 Month+1.180%, 06/12/2024	462	452
CCO Holdings
4.500%, 05/01/2032 (A)	80	83
Charter Communications Operating
6.484%, 10/23/2045	20	26
6.384%, 10/23/2035	580	760
5.750%, 04/01/2048	120	147
5.375%, 04/01/2038	20	24
4.908%, 07/23/2025	30	34
4.800%, 03/01/2050	30	33
3.579%, 07/23/2020	50	50
Comcast
6.400%, 05/15/2038	170	249
4.700%, 10/15/2048	20	26
4.250%, 10/15/2030	60	72
4.150%, 10/15/2028	210	249
4.000%, 03/01/2048	10	12
3.950%, 10/15/2025	70	80
3.750%, 04/01/2040	10	11
3.450%, 02/01/2050	80	89
3.400%, 04/01/2030	20	23
3.400%, 07/15/2046	10	11
3.375%, 08/15/2025	140	156
3.300%, 04/01/2027	190	212
3.150%, 03/01/2026	20	22
2.350%, 01/15/2027	260	275
Comcast Cable Communications Holdings
9.455%, 11/15/2022	270	329
Fox
5.476%, 01/25/2039	70	90
Sprint Capital
8.750%, 03/15/2032	10	14
Sprint Spectrum
4.738%, 03/20/2025 (A)	230	244
Telefonica Emisiones SAU
5.213%, 03/08/2047	150	182
T-Mobile USA
3.875%, 04/15/2030 (A)	80	87
3.750%, 04/15/2027 (A)	10	11
3.500%, 04/15/2025 (A)	150	160

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Verizon Communications
5.500%, 03/16/2047	$6	$9
5.250%, 03/16/2037	20	27
4.862%, 08/21/2046	30	40
4.522%, 09/15/2048	311	406
4.500%, 08/10/2033	170	211
4.329%, 09/21/2028	370	441
4.125%, 08/15/2046	30	37
4.000%, 03/22/2050	30	37
3.500%, 11/01/2024	20	22
3.376%, 02/15/2025	39	43
3.150%, 03/22/2030	30	33
3.000%, 03/22/2027	10	11
2.625%, 08/15/2026	10	11
Vodafone Group
4.375%, 05/30/2028	60	70

		6,530

Consumer Discretionary — 3.0%
Amazon.com
4.950%, 12/05/2044	157	223
4.250%, 08/22/2057	10	14
4.050%, 08/22/2047	30	40
3.875%, 08/22/2037	20	25
3.150%, 08/22/2027	50	57
American Honda Finance MTN
2.050%, 01/10/2023	263	268
BMW US Capital
1.850%, 09/15/2021 (A)	10	10
Cox Communications
3.350%, 09/15/2026 (A)	231	250
3.250%, 12/15/2022 (A)	385	404
Ford Motor
9.000%, 04/22/2025	10	10
8.500%, 04/21/2023	30	31
4.750%, 01/15/2043	20	15
General Motors
6.250%, 10/02/2043	50	52
6.125%, 10/01/2025	20	22
5.400%, 10/02/2023	20	21
5.150%, 04/01/2038	20	19
General Motors Financial
5.100%, 01/17/2024	200	208
4.150%, 06/19/2023	353	358
3.450%, 04/10/2022	10	10
2.450%, 11/06/2020	20	20
Hanesbrands
5.375%, 05/15/2025 (A)	20	21
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	20	21
5.375%, 05/01/2025 (A)	30	31

SEI Catholic Values Trust / Quarterly Report / May 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Home Depot
3.350%, 04/15/2050	$90	$102
3.300%, 04/15/2040	198	221
2.700%, 04/15/2030	20	22
2.500%, 04/15/2027	10	11
Las Vegas Sands
3.200%, 08/08/2024	10	10
Lennar
5.000%, 06/15/2027	10	11
4.750%, 11/29/2027	20	22
4.500%, 04/30/2024	20	21
Levi Strauss
5.000%, 05/01/2025 (A)	20	20
Lowe’s
5.125%, 04/15/2050	146	198
5.000%, 04/15/2040	63	81
4.500%, 04/15/2030	20	24
McDonald’s MTN
4.200%, 04/01/2050	80	95
3.800%, 04/01/2028	10	11
3.700%, 01/30/2026	10	11
3.600%, 07/01/2030	20	23
3.500%, 03/01/2027	100	112
3.500%, 07/01/2027	194	217
3.300%, 07/01/2025	10	11
1.450%, 09/01/2025	10	10
NIKE
3.375%, 03/27/2050	110	128
3.250%, 03/27/2040	156	175
2.850%, 03/27/2030	30	33
2.750%, 03/27/2027	184	201
2.400%, 03/27/2025	30	32
Sands China
5.125%, 08/08/2025	200	210
Starbucks
2.000%, 03/12/2027	138	141
1.300%, 05/07/2022	246	249
Target
2.650%, 09/15/2030	50	54
2.250%, 04/15/2025	40	43
Time Warner Cable
7.300%, 07/01/2038	90	120
Time Warner Entertainment
8.375%, 07/15/2033	120	175
TJX
3.500%, 04/15/2025	20	22
Toll Brothers Finance
4.375%, 04/15/2023	20	20
VOC Escrow
5.000%, 02/15/2028 (A)	30	25

		4,991

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Staples — 4.2%
Altria Group
6.200%, 02/14/2059	$10	$13
5.950%, 02/14/2049	20	26
5.800%, 02/14/2039	130	158
4.800%, 02/14/2029	180	208
4.750%, 05/05/2021	50	52
4.400%, 02/14/2026	70	80
3.875%, 09/16/2046	20	20
3.800%, 02/14/2024	10	11
3.490%, 02/14/2022	20	21
3.400%, 05/06/2030	82	87
2.850%, 08/09/2022	20	21
2.350%, 05/06/2025	10	10
Anheuser-Busch
4.900%, 02/01/2046	378	438
3.650%, 02/01/2026	60	67
Anheuser-Busch InBev Finance
3.300%, 02/01/2023	120	127
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	20	25
4.500%, 06/01/2050	90	101
4.350%, 06/01/2040	50	56
4.150%, 01/23/2025	20	22
4.000%, 04/13/2028	20	23
3.500%, 01/12/2024	100	108
3.500%, 06/01/2030	20	22
2.500%, 07/15/2022	16	17
BAT Capital
4.540%, 08/15/2047	110	117
3.557%, 08/15/2027	140	147
Cargill
1.375%, 07/23/2023 (A)	30	31
Coca-Cola
4.200%, 03/25/2050	264	342
4.125%, 03/25/2040	10	13
2.950%, 03/25/2025	20	22
2.600%, 06/01/2050	10	10
1.450%, 06/01/2027	40	41
Constellation Brands
4.750%, 11/15/2024	80	92
Costco Wholesale
1.600%, 04/20/2030	693	697
1.375%, 06/20/2027	512	522
CVS Health
5.125%, 07/20/2045	60	76
5.050%, 03/25/2048	60	77
4.300%, 03/25/2028	310	354
4.250%, 04/01/2050	30	35
4.125%, 04/01/2040	10	12
4.100%, 03/25/2025	110	123
3.875%, 07/20/2025	18	20

2	SEI Catholic Values Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 04/01/2030	$30	$34
3.700%, 03/09/2023	180	193
3.625%, 04/01/2027	30	33
3.350%, 03/09/2021	16	16
CVS Pass-Through Trust
7.507%, 01/10/2032 (A)	389	458
6.036%, 12/10/2028	209	230
Danone
2.077%, 11/02/2021 (A)	200	203
Diageo Capital
4.828%, 07/15/2020	110	111
Hershey
0.900%, 06/01/2025	10	10
Kraft Heinz Foods
5.500%, 06/01/2050 (A)	20	21
5.200%, 07/15/2045	10	10
4.875%, 10/01/2049 (A)	20	20
4.375%, 06/01/2046	10	9
4.250%, 03/01/2031 (A)	10	11
3.950%, 07/15/2025	51	54
Kroger
4.000%, 02/01/2024	258	283
Lamb Weston Holdings
4.875%, 05/15/2028 (A)	10	10
Mars
3.200%, 04/01/2030 (A)	10	11
2.700%, 04/01/2025 (A)	30	32
Mondelez International
2.125%, 04/13/2023	10	10
1.500%, 05/04/2025	40	41
PepsiCo
4.600%, 07/17/2045	40	51
3.875%, 03/19/2060	20	25
3.625%, 03/19/2050	138	166
2.875%, 10/15/2049	20	21
2.250%, 03/19/2025	10	11
1.625%, 05/01/2030	40	40
0.750%, 05/01/2023	40	40
Philip Morris International
2.900%, 11/15/2021	10	10
2.500%, 08/22/2022	50	52
2.500%, 11/02/2022	50	52
2.100%, 05/01/2030	20	20
1.125%, 05/01/2023	20	20
Reynolds American
5.850%, 08/15/2045	20	24
3.250%, 06/12/2020	11	11
Walgreens Boots Alliance
3.450%, 06/01/2026	30	32

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wm Wrigley Jr
3.375%, 10/21/2020 (A)	$30	$30

		6,849

Energy — 5.8%
Apache
4.750%, 04/15/2043	10	8
4.375%, 10/15/2028	140	124
4.250%, 01/15/2044	150	110
Blue Racer Midstream
6.125%, 11/15/2022 (A)	20	20
BP Capital Markets
3.535%, 11/04/2024	10	11
3.506%, 03/17/2025	100	110
BP Capital Markets America
3.633%, 04/06/2030	20	22
3.588%, 04/14/2027	10	11
3.216%, 11/28/2023	200	214
3.000%, 02/24/2050	80	78
2.937%, 04/06/2023	152	161
Cameron LNG
3.302%, 01/15/2035 (A)	40	42
2.902%, 07/15/2031 (A)	60	62
Chevron
3.078%, 05/11/2050	10	11
2.954%, 05/16/2026	30	33
1.554%, 05/11/2025	50	51
Cimarex Energy
4.375%, 03/15/2029	160	158
3.900%, 05/15/2027	80	78
Concho Resources
4.300%, 08/15/2028	130	141
3.750%, 10/01/2027	20	21
Continental Resources
4.500%, 04/15/2023	70	65
4.375%, 01/15/2028	120	101
3.800%, 06/01/2024	10	9
DCP Midstream Operating
6.450%, 11/03/2036 (A)	10	8
Devon Energy
5.850%, 12/15/2025	30	32
5.600%, 07/15/2041	50	46
5.000%, 06/15/2045	120	107
Diamondback Energy
5.375%, 05/31/2025	20	20
3.500%, 12/01/2029	10	10
3.250%, 12/01/2026	10	10
Ecopetrol
5.875%, 05/28/2045	100	104
Energy Transfer Operating
6.250%, 04/15/2049	10	11
5.250%, 04/15/2029	30	32

SEI Catholic Values Trust / Quarterly Report / May 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.950%, 06/15/2028	$20	$21
3.750%, 05/15/2030	110	108
2.900%, 05/15/2025	10	10
Enterprise Products Operating
4.150%, 10/16/2028	340	387
4.050%, 02/15/2022	123	129
EOG Resources
4.950%, 04/15/2050	20	26
4.150%, 01/15/2026	20	23
3.900%, 04/01/2035	40	46
Exxon Mobil
4.327%, 03/19/2050	30	37
4.114%, 03/01/2046	70	85
3.482%, 03/19/2030	40	45
3.043%, 03/01/2026	40	44
2.992%, 03/19/2025	335	366
1.571%, 04/15/2023	360	370
Halliburton
5.000%, 11/15/2045	40	40
3.800%, 11/15/2025	4	4
Kinder Morgan
5.300%, 12/01/2034	20	23
5.200%, 03/01/2048	10	12
4.300%, 06/01/2025	30	33
4.300%, 03/01/2028	110	123
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	44
3.500%, 03/01/2021	20	20
3.500%, 09/01/2023	30	32
MPLX
5.500%, 02/15/2049	30	34
4.875%, 06/01/2025	110	117
4.800%, 02/15/2029	60	65
4.700%, 04/15/2048	60	62
4.500%, 04/15/2038	10	10
Noble Energy
5.250%, 11/15/2043	10	9
4.950%, 08/15/2047	10	9
3.850%, 01/15/2028	60	55
Occidental Petroleum
7.875%, 09/15/2031	10	8
7.500%, 05/01/2031	60	49
6.950%, 07/01/2024	10	9
6.200%, 03/15/2040	75	51
5.550%, 03/15/2026	30	26
4.850%, 03/15/2021	16	16
4.625%, 06/15/2045	20	12
4.400%, 04/15/2046	10	6
4.400%, 08/15/2049	70	41
4.351%, 10/10/2036 (B)	1,450	616
4.100%, 02/15/2047	70	41
3.500%, 08/15/2029	20	14

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 04/15/2026	$20	$15
3.200%, 08/15/2026	30	22
3.125%, 02/15/2022	29	27
3.000%, 02/15/2027	20	14
2.900%, 08/15/2024	60	48
2.700%, 08/15/2022	30	28
2.600%, 08/13/2021	90	87
1.398%, VAR ICE LIBOR USD 3 Month+0.950%, 02/08/2021	70	67
Pertamina Persero
6.000%, 05/03/2042 (A)	200	229
Petrobras Global Finance BV
7.375%, 01/17/2027	210	227
6.850%, 06/05/2115	50	47
5.750%, 02/01/2029	50	50
5.299%, 01/27/2025	255	260
Petroleos Mexicanos
6.625%, 06/15/2035	100	80
Petroleos Mexicanos MTN
6.875%, 08/04/2026	20	18
Phillips 66 Partners
3.605%, 02/15/2025	300	311
3.550%, 10/01/2026	232	243
Range Resources
5.875%, 07/01/2022	4	4
5.000%, 03/15/2023	10	9
4.875%, 05/15/2025	30	25
Schlumberger Holdings
4.000%, 12/21/2025 (A)	30	32
3.900%, 05/17/2028 (A)	471	492
Shell International Finance BV
4.375%, 05/11/2045	50	62
4.000%, 05/10/2046	50	58
3.250%, 04/06/2050	80	85
2.875%, 05/10/2026	80	87
2.750%, 04/06/2030	20	22
2.375%, 04/06/2025	225	239
Sinopec Group Overseas Development
4.375%, 04/10/2024 (A)	200	219
Sunoco Logistics Partners Operations
3.450%, 01/15/2023	381	387
Targa Resources Partners
5.500%, 03/01/2030 (A)	20	20
Tennessee Gas Pipeline
2.900%, 03/01/2030 (A)	30	31
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	30	38
Western Midstream Operating
5.250%, 02/01/2050	20	16
4.500%, 03/01/2028	10	9
4.050%, 02/01/2030	130	117
3.100%, 02/01/2025	30	28

4	SEI Catholic Values Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.161%, VAR ICE LIBOR USD 3 Month+0.850%, 01/13/2023	$10	$9
Williams
7.875%, 09/01/2021	30	32
7.750%, 06/15/2031	140	174
7.500%, 01/15/2031	10	12
3.700%, 01/15/2023	20	21
WPX Energy
8.250%, 08/01/2023	30	32

		9,332

Financials — 13.8%
Ambac Assurance
5.100%(A)(C)	–	–
Ambac LSNI
6.000%, VAR ICE LIBOR USD 3 Month+5.000%, 02/12/2023 (A)	1	1
American Express
3.400%, 02/27/2023	412	439
2.650%, 12/02/2022	140	146
American International Group
3.750%, 07/10/2025	40	44
2.500%, 06/30/2025	464	480
Banco Santander
4.379%, 04/12/2028	200	219
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	42	46
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	419	437
Bank of America MTN
5.000%, 01/21/2044	20	26
4.450%, 03/03/2026	10	11
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	328	406
4.250%, 10/22/2026	10	11
4.083%, 03/20/2051 (D)	140	166
4.000%, 01/22/2025	300	328
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	150	170
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	160	176
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	70	74
3.500%, 04/19/2026	224	248
Bank of Montreal MTN
1.850%, 05/01/2025	70	72
Bank of New York Mellon MTN
1.600%, 04/24/2025	20	21
Bank of Nova Scotia
1.625%, 05/01/2023	294	299

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Barclays
5.088%, VAR ICE LIBOR USD 3 Month+3.054%, 06/20/2030	$200	$223
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	200	229
Barclays Bank
1.700%, 05/12/2022	244	247
Blackstone Holdings Finance
6.250%, 08/15/2042 (A)	118	156
5.000%, 06/15/2044 (A)	200	238
BNP Paribas
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (A)	200	219
4.400%, 08/14/2028 (A)	200	228
Brighthouse Financial
4.700%, 06/22/2047	10	9
Capital One Financial
3.900%, 01/29/2024	400	423
Chubb INA Holdings
2.300%, 11/03/2020	10	10
Citigroup
8.125%, 07/15/2039	110	185
4.650%, 07/23/2048	80	99
4.450%, 09/29/2027	260	290
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/2031	233	269
4.125%, 07/25/2028	90	99
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	160	179
3.700%, 01/12/2026	170	186
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/2028	148	160
3.400%, 05/01/2026	510	553
3.106%, VAR United States Secured Overnight Financing Rate+2.750%, 04/08/2026	30	32
2.572%, VAR United States Secured Overnight Financing Rate+2.107%, 06/03/2031	10	10
1.678%, VAR United States Secured Overnight Financing Rate+1.667%, 05/15/2024	40	40
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	276
3.875%, 09/26/2023 (A)	392	425
3.125%, 04/26/2021	250	256
Credit Agricole
8.125%, VAR USD Swap Semi 30/360 5 Yr Curr+6.185%(A)(C)	260	298

SEI Catholic Values Trust / Quarterly Report / May 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Suisse Group
4.194%, VAR United States Secured Overnight Financing Rate+3.730%, 04/01/2031 (A)	$250	$277
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	250	283
Danske Bank
5.000%, 01/12/2022 (A)	200	210
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	390	431
HSBC Holdings 4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	400	454
4.250%, 03/14/2024	200	214
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	200	218
3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/2030	200	218
Intesa Sanpaolo
3.125%, 07/14/2022 (A)	200	201
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)	200	201
JPMorgan Chase
4.950%, 06/01/2045	100	130
4.493%, VAR United States Secured Overnight Financing Rate+3.790%, 03/24/2031	298	354
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	590	675
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	200	218
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	400	437
3.109%, 04/22/2051 (D)	10	10
2.522%, VAR United States Secured Overnight Financing Rate+2.040%, 04/22/2031	40	41
2.083%, VAR United States Secured Overnight Financing Rate+1.850%, 04/22/2026	60	62
1.514%, VAR United States Secured Overnight Financing Rate+1.455%, 06/01/2024	100	101
KKR Group Finance II
5.500%, 02/01/2043 (A)	208	245
KKR Group Finance III
5.125%, 06/01/2044 (A)	215	240
Liberty Mutual Group
4.569%, 02/01/2029 (A)	349	394
4.250%, 06/15/2023 (A)	90	96
Lincoln National
3.400%, 01/15/2031	209	218

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lloyds Banking Group
4.375%, 03/22/2028	$200	$225
2.858%, VAR ICE LIBOR USD 3 Month+1.249%, 03/17/2023	200	204
Macquarie Group MTN
4.150%, VAR ICE LIBOR USD 3 Month+1.330%, 03/27/2024 (A)	374	398
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	144	147
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	267	345
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	20	21
Moody’s
3.250%, 05/20/2050	235	253
Morgan Stanley
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	120	128
Morgan Stanley MTN
5.597%, 03/24/2051 (D)	30	43
3.875%, 04/29/2024	346	379
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	90	100
3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/2031	384	427
3.125%, 07/27/2026	450	489
2.699%, VAR United States Secured Overnight Financing Rate+1.143%, 01/22/2031	40	41
2.188%, VAR United States Secured Overnight Financing Rate+1.990%, 04/28/2026	100	103
Park Aerospace Holdings
5.250%, 08/15/2022 (A)	50	44
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	225	239
Royal Bank of Canada MTN
3.200%, 04/30/2021	40	41
2.150%, 10/26/2020	30	30
1.600%, 04/17/2023	60	61
Royal Bank of Scotland Group
5.125%, 05/28/2024	200	215
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	200	214
Santander Holdings USA
4.500%, 07/17/2025	10	11
State Street
3.152%, VAR United States Secured Overnight Financing Rate+2.650%, 03/30/2031 (A)	110	122

6	SEI Catholic Values Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.901%, VAR United States Secured Overnight Financing Rate+2.600%, 03/30/2026 (A)	$95	$102
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	30	30
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	150	188
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	50	52
Truist Bank
1.500%, 03/10/2025	525	535
UBS
1.750%, 04/21/2022 (A)	407	414
UBS MTN
4.500%, 06/26/2048 (A)	200	269
UBS Group Funding Jersey
4.125%, 04/15/2026 (A)	449	503
UBS Group Funding Switzerland
4.253%, 03/23/2028 (A)	200	224
US Bancorp
1.450%, 05/12/2025	70	72
US Bank
3.150%, 04/26/2021	250	256
Voya Financial
3.125%, 07/15/2024	258	267
WEA Finance
3.750%, 09/17/2024 (A)	200	199
Westpac Banking
2.600%, 11/23/2020	40	40

		22,518

Health Care — 1.2%
Abbott Laboratories
4.900%, 11/30/2046	40	56
4.750%, 11/30/2036	10	13
3.750%, 11/30/2026	43	50
Aetna
2.800%, 06/15/2023	10	10
Anthem
3.650%, 12/01/2027	30	34
3.350%, 12/01/2024	20	22
2.950%, 12/01/2022	50	52
Cigna
4.375%, 10/15/2028	170	200
4.125%, 11/15/2025	397	452
3.750%, 07/15/2023	64	70
3.400%, 09/17/2021	30	31
3.400%, 03/01/2027 (A)	441	484
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (A)	50	54

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Humana
4.500%, 04/01/2025	$10	$11
Medtronic
3.500%, 03/15/2025	22	25
SSM Health Care
3.688%, 06/01/2023	248	262
Zimmer Biomet Holdings
3.050%, 01/15/2026	140	148

		1,974

Industrials — 3.7%
3M
3.700%, 04/15/2050	110	133
3.050%, 04/15/2030	10	11
2.375%, 08/26/2029	30	32
AerCap Ireland Capital DAC
4.625%, 10/30/2020	278	277
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	244	218
American Airlines Pass-Through Trust, Ser 2013-1, Cl B
5.625%, 01/15/2021 (A)	81	73
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	528	415
Canadian National Railway
3.650%, 02/03/2048	151	178
Canadian Pacific Railway
6.125%, 09/15/2115	167	251
Cintas No. 2
3.700%, 04/01/2027	30	34
2.900%, 04/01/2022	20	21
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	161	142
CSX
3.800%, 04/15/2050	331	385
DAE Funding
5.750%, 11/15/2023 (A)	10	9
Deere
3.750%, 04/15/2050	40	48
3.100%, 04/15/2030	10	11
Delta Air Lines
7.000%, 05/01/2025 (A)	190	196
3.625%, 03/15/2022	20	18
3.400%, 04/19/2021	80	77
2.900%, 10/28/2024	30	24
Delta Air Lines 2020-1 Class AA Pass Through Trust
2.000%, 06/10/2028	170	156

SEI Catholic Values Trust / Quarterly Report / May 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Eaton
4.150%, 11/02/2042	$70	$83
FedEx
4.950%, 10/17/2048	94	104
4.050%, 02/15/2048	237	231
Ferguson Finance
4.500%, 10/24/2028 (A)	394	429
GFL Environmental
4.250%, 06/01/2025 (A)	20	20
International Lease Finance
8.625%, 01/15/2022	20	21
5.875%, 08/15/2022	50	51
Norfolk Southern
4.837%, 10/01/2041	200	251
Penske Truck Leasing LP
3.900%, 02/01/2024 (A)	457	482
Republic Services
2.500%, 08/15/2024	20	21
Ryder System MTN
3.875%, 12/01/2023	432	456
Spirit Airlines Pass-Through Trust, Ser 2017-1AA
3.375%, 02/15/2030	185	159
TransDigm
8.000%, 12/15/2025 (A)	20	22
6.250%, 03/15/2026 (A)	20	21
United Airlines Pass-Through Trust, Ser 2014—1, Cl A
4.000%, 04/11/2026	606	530
United Parcel Service
5.300%, 04/01/2050	66	93
Verisk Analytics
3.625%, 05/15/2050	202	215
Waste Management
4.150%, 07/15/2049	20	25
3.500%, 05/15/2024	60	65
3.450%, 06/15/2029	10	11
3.200%, 06/15/2026	20	22

		6,021

Information Technology — 2.0%
Apple
3.850%, 08/04/2046	156	192
3.200%, 05/13/2025	80	90
2.000%, 11/13/2020	30	30
1.550%, 08/04/2021	50	51
1.125%, 05/11/2025	60	61
Broadcom
4.700%, 04/15/2025 (A)	70	77
3.625%, 10/15/2024 (A)	224	238
3.150%, 11/15/2025 (A)	60	62
2.250%, 11/15/2023 (A)	60	61

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Diamond 1 Finance
4.420%, 06/15/2021 (A)	$170	$173
Hewlett Packard Enterprise
4.400%, 10/15/2022	69	74
Lam Research
2.875%, 06/15/2050	92	93
Mastercard
3.850%, 03/26/2050	75	96
3.350%, 03/26/2030	118	136
Micron Technology
2.497%, 04/24/2023	30	31
Microsoft
4.450%, 11/03/2045	40	55
4.100%, 02/06/2037	10	13
3.300%, 02/06/2027	130	149
2.875%, 02/06/2024	60	65
2.700%, 02/12/2025	20	22
2.400%, 02/06/2022	70	72
2.400%, 08/08/2026	160	176
1.550%, 08/08/2021	50	51
NVIDIA
3.700%, 04/01/2060	50	59
3.500%, 04/01/2040	70	80
3.500%, 04/01/2050	180	205
2.850%, 04/01/2030	20	22
NXP BV
4.625%, 06/01/2023 (A)	215	232
2.700%, 05/01/2025 (A)	30	31
PayPal Holdings
1.650%, 06/01/2025	30	31
1.350%, 06/01/2023	275	279
Prosus
4.850%, 07/06/2027 (A)	200	221
salesforce.com
3.250%, 04/11/2023	40	43
Texas Instruments
1.750%, 05/04/2030	20	20
Visa
4.300%, 12/14/2045	50	66
3.150%, 12/14/2025	70	79
2.050%, 04/15/2030	20	21

		3,457

Materials — 1.3%
Anglo American Capital
3.625%, 09/11/2024 (A)	200	205
ArcelorMittal
6.125%, 06/01/2025	100	109
4.550%, 03/11/2026	50	51
3.600%, 07/16/2024	80	79
Barrick North America Finance
5.700%, 05/30/2041	60	80

8	SEI Catholic Values Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BHP Billiton Finance USA 6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.093%, 10/19/2075 (A)	$200	$230
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (A)	200	198
Freeport-McMoRan
5.450%, 03/15/2043	60	59
4.550%, 11/14/2024	10	10
3.550%, 03/01/2022	30	30
Georgia-Pacific
1.750%, 09/30/2025 (A)	246	251
Glencore Funding
4.125%, 05/30/2023 (A)	70	74
4.000%, 03/27/2027 (A)	140	148
Nutrien
1.900%, 05/13/2023	247	251
Southern Copper
5.250%, 11/08/2042	80	89
Vale Overseas
6.875%, 11/21/2036	10	13
WestRock RKT
4.000%, 03/01/2023	10	11

		1,888

Real Estate — 1.0%
Boston Properties
3.850%, 02/01/2023	200	212
Digital Realty Trust
4.750%, 10/01/2025	145	162
3.700%, 08/15/2027	317	353
HCP
4.000%, 06/01/2025	150	157
Healthpeak Properties
3.250%, 07/15/2026	250	254
Ventas Realty
4.125%, 01/15/2026	136	137
Welltower
4.500%, 01/15/2024	144	151
4.000%, 06/01/2025	231	241

		1,667

Utilities — 2.7%
Aquarion
4.000%, 08/15/2024 (A)	103	114
Consolidated Edison of New York
3.950%, 04/01/2050	20	23
3.350%, 04/01/2030	20	22
Duke Energy Carolinas
3.950%, 03/15/2048	98	120
Duke Energy Florida
3.200%, 01/15/2027	230	253

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Ohio
3.650%, 02/01/2029	$50	$57
Eversource Energy
3.150%, 01/15/2025	111	120
2.500%, 03/15/2021	305	309
Exelon
5.625%, 06/15/2035	60	79
5.100%, 06/15/2045	328	419
4.700%, 04/15/2050	69	87
FirstEnergy
7.375%, 11/15/2031	270	397
4.850%, 07/15/2047	100	126
3.900%, 07/15/2027	50	56
Florida Power & Light
2.850%, 04/01/2025	76	83
Interstate Power and Light
2.300%, 06/01/2030	295	298
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	328
2.403%, 09/01/2021	227	232
Public Service Enterprise Group
2.875%, 06/15/2024	409	434
Southern
3.250%, 07/01/2026	415	457
Virginia Electric & Power
3.150%, 01/15/2026	124	137
Xcel Energy
3.400%, 06/01/2030	188	211

		4,362

Total Corporate Obligations (Cost $65,725) ($ Thousands)		69,589

MORTGAGE-BACKED SECURITIES — 28.6%

Agency Mortgage-Backed Obligations — 20.4%
FHLMC
6.000%, 03/01/2035 to 07/01/2040	538	629
5.500%, 04/01/2030	190	210
5.000%, 06/01/2041 to 03/01/2050	822	915
4.500%, 06/01/2038 to 02/01/2050	1,232	1,344
4.000%, 07/01/2037 to 11/01/2048	1,736	1,877
3.500%, 03/01/2043 to 03/01/2050	1,986	2,121
3.000%, 09/01/2036 to 01/01/2050	3,427	3,670
FHLMC CMO, Ser 2012-4057, Cl CS, IO 5.865%, VAR ICE LIBOR USD 1 Month+6.050%, 04/15/2039	14	1
FHLMC CMO, Ser 2014-328, Cl S4, IO 3.365%, 02/15/2038 (D)	48	3
FHLMC CMO, Ser 2014-4415, Cl IO, IO 3.301%, 04/15/2041 (D)	225	11

SEI Catholic Values Trust / Quarterly Report / May 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2015-4494, Cl AI, IO
3.252%, 11/15/2038 (D)	$210	$13
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	78	80
FNMA
5.000%, 10/01/2048 to 12/01/2049	571	624
4.500%, 07/01/2033 to 09/01/2057	2,513	2,800
4.000%, 01/01/2037 to 06/01/2057	2,202	2,412
3.500%, 10/01/2037 to 03/01/2057	5,795	6,270
3.260%, 05/01/2029	10	12
3.160%, 05/01/2029	20	23
3.000%, 12/01/2037 to 03/01/2050	2,467	2,646
2.810%, 04/01/2025	40	43
2.790%, 08/01/2029	100	112
2.765%, 08/01/2031	100	111
2.260%, 04/01/2030	100	108
FNMA CMO, Ser 2015-55, Cl IO, IO
2.834%, 08/25/2055 (D)	192	10
FNMA CMO, Ser 2015-56, Cl AS, IO
5.966%, VAR ICE LIBOR USD 1 Month+6.150%, 08/25/2045	228	52
FNMA TBA
2.500%, 06/01/2043	700	726
2.000%, 06/25/2028	600	619
FNMA, Ser 2019-M1, Cl A2
3.673%, 09/25/2028 (D)	210	243
FNMA, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	40	47
FNMA, Ser 2019-M5, Cl A2
3.273%, 01/25/2029	70	79
FNMA, Ser 2019-M6, Cl A2
3.450%, 01/01/2029	70	79
GNMA
5.000%, 01/20/2049	132	144
4.500%, 01/15/2042 to 04/20/2050	2,477	2,705
4.000%, 08/15/2045 to 12/20/2050	860	944
3.500%, 01/20/2047 to 02/20/2048	431	465
3.000%, 09/15/2042 to 04/20/2048	649	690
GNMA CMBS, Ser 2018-130, Cl A
3.250%, 05/16/2059	85	88
GNMA TBA
4.500%, 05/01/2039	100	107
GNMA CMO, Ser 2007-51, Cl SG, IO
6.390%, VAR ICE LIBOR USD 1 Month+6.580%, 08/20/2037	12	2
GNMA CMO, Ser 2012-34, Cl SA, IO
5.860%, VAR ICE LIBOR USD 1 Month+6.050%, 03/20/2042	128	29
GNMA CMO, Ser 2012-43, Cl SN, IO
6.405%, VAR ICE LIBOR USD 1 Month+6.600%, 04/16/2042	110	25

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.725%, 10/20/2062	$85	$4
GNMA CMO, Ser 2014-118, Cl HS, IO
6.010%, VAR ICE LIBOR USD 1 Month+6.200%, 08/20/2044	238	53
GNMA CMO, Ser 2020-H09, Cl FL
1.770%, VAR ICE LIBOR USD 1 Month+1.150%, 05/20/2070	100	103

		33,249

Non-Agency Mortgage-Backed Obligations — 8.2%
BANK, Ser 2017-BNK8, Cl XA, IO
0.875%, 11/15/2050 (D)	1,644	71
BBCCRE Trust, Ser 2015-GTP, Cl D
4.715%, 08/10/2033 (A)(D)	140	127
Bear Stearns Asset Backed Securities I Trust, Ser 2004-AC6, Cl A1
5.750%, 11/25/2034	73	67
Benchmark Mortgage Trust, Ser 2019-B15, Cl A5
2.928%, 12/15/2072	183	197
Benchmark Mortgage Trust, Ser B17, Cl A2
2.211%, 03/15/2053	395	401
BX Commercial Mortgage Trust, Ser XL, Cl A
1.104%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (A)	471	462
BXP Trust, Ser 2017-CQHP, Cl A
1.035%, VAR ICE LIBOR USD 1 Month+0.850%, 11/15/2034 (A)	190	181
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
0.455%, VAR ICE LIBOR USD 1 Month+0.270%, 05/25/2035 (A)	101	96
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl B1
0.956%, 05/25/2035 (A)(D)	212	161
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046 (A)	100	99
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	329	343
COMM Mortgage Trust, Ser 2015-CR24, Cl AM
4.028%, 08/10/2048 (D)	90	95
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
2.835%, VAR ICE LIBOR USD 1 Month+2.650%, 05/15/2036 (A)	190	175
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057 (D)	210	213
CSMC Trust, Ser 2017-HL1, Cl A3
3.500%, 06/25/2047 (A)(D)	274	278

10	SEI Catholic Values Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2017-TIME, Cl A
3.646%, 11/13/2039 (A)	$100	$84
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (A)(D)	496	506
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (A)(D)	177	178
FHLMC Structured Agency Credit Risk Remic Trust, Ser 2020-DNA1, Cl M2
1.868%, VAR ICE LIBOR USD 1 Month+1.700%, 01/25/2050 (A)	250	226
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
4.818%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	272	284
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M2
1.485%, VAR ICE LIBOR USD 1 Month+1.300%, 03/25/2029	18	18
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
4.435%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	44	45
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1M2
2.518%, VAR ICE LIBOR USD 1 Month+2.350%, 01/25/2031	244	237
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	94	71
GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (A)	215	215
GS Mortgage Securities Trust, Ser 2012-GC6, Cl AS
4.948%, 01/10/2045 (A)	200	206
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	354	359
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl B
4.481%, 06/09/2021	190	179
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl A
3.281%, 06/09/2021	190	181
GS Mortgage Securities Trust, Ser GC5, Cl A4
3.707%, 08/10/2044	206	209
Impac CMB Trust, Ser 2005-4, Cl 1M1
0.830%, VAR ICE LIBOR USD 1 Month+0.645%, 05/25/2035	47	44

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Impac Secured Assets Trust, Ser 2006-2, Cl 2M3
1.285%, VAR ICE LIBOR USD 1 Month+1.100%, 08/25/2036	$173	$148
JP Morgan Chase Commercial Mortgage Securities Trust, Ser MKST, Cl F
3.035%, VAR ICE LIBOR USD 1 Month+2.850%, 12/15/2036 (A)	270	219
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
1.039%, 10/15/2050 (D)	1,459	68
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	159	163
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CIBX, Cl A4
3.483%, 06/15/2045	426	434
JPMorgan Chase Commercial Mortgage Securities Trust, Ser PHH, Cl F
3.195%, VAR ICE LIBOR USD 1 Month+3.010%, 06/15/2035 (A)	250	176
JPMorgan Mortgage Trust, Ser 2005-S2, Cl 2A15
6.000%, 09/25/2035	146	135
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 05/25/2046 (A)(D)	142	143
JPMorgan Mortgage Trust, Ser 2016-4, Cl A5
3.500%, 10/25/2046 (A)(D)	58	59
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (A)(D)	20	20
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (A)(D)	99	101
JPMorgan Mortgage Trust, Ser 2018-6, Cl 1A4
3.500%, 12/25/2048 (A)(D)	96	96
Lone Star Portfolio Trust, Ser 2015-LSP, Cl E
6.035%, VAR ICE LIBOR USD 1 Month+5.850%, 09/15/2028 (A)	87	83
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl B
4.289%, 07/15/2050 (D)	100	100
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	283	302
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C17, Cl A4
3.443%, 08/15/2047	430	452
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.461%, 12/12/2049 (D)	27	16

SEI Catholic Values Trust / Quarterly Report / May 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2019- BPR, Cl A
1.584%, VAR ICE LIBOR USD 1 Month+1.400%, 05/15/2036 (A)	$140	$123
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035 (A)(D)	110	107
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl A
3.047%, 08/15/2036 (A)	110	107
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (A)(D)	217	211
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	161	160
Rosslyn Portfolio Trust, Ser 2017-R17, Cl A
1.939%, VAR ICE LIBOR USD 1 Month+0.950%, 06/15/2033 (A)	100	98
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057	362	387
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	474	507
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	206	220
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(D)	216	220
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/2047 (A)(D)	79	80
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/2047 (A)(D)	109	112
Sequoia Mortgage Trust, Ser 2020-1, Cl A4
3.500%, 02/25/2050 (A)(D)	213	216
UBS Commercial Mortgage Trust, Ser 2012- C1, Cl A3
3.400%, 05/10/2045	586	598
UBS Commercial Mortgage Trust, Ser 2018- C13, Cl ASB
4.241%, 10/15/2051	532	599
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR6, Cl 2A1A
0.645%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2045	234	224
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/2048 (D)	270	279
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A)(D)	359	365

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2013-UBSS1, Cl A2
2.927%, 03/15/2046	$4	$4

		13,340

Total Mortgage-Backed Securities (Cost $45,260) ($ Thousands)		46,589

U.S. TREASURY OBLIGATIONS — 10.6%
U.S. Treasury Bond STRIPS
2.308%, 05/15/2049 (B)	410	267
U.S. Treasury Bonds
4.500%, 05/15/2038	480	758
3.750%, 11/15/2043	950	1,414
3.500%, 02/15/2039	1,024	1,451
3.125%, 05/15/2048	620	869
3.000%, 02/15/2048	341	467
3.000%, 08/15/2048	730	1,004
2.875%, 08/15/2045	70	92
2.750%, 08/15/2047	970	1,268
2.750%, 11/15/2047	964	1,261
2.500%, 05/15/2046	644	799
2.000%, 02/15/2050	340	390
1.250%, 05/15/2050	310	298
U.S. Treasury Inflation Protected Securities
1.750%, 01/15/2028	148	173
1.375%, 02/15/2044	399	534
1.000%, 02/15/2046	174	222
1.000%, 02/15/2048	220	285
1.000%, 02/15/2049	1,160	1,480
0.750%, 02/15/2042	46	54
0.250%, 02/15/2050	301	329
0.125%, 01/15/2030	392	416
0.125%, 10/15/2024	1,645	1,693
U.S. Treasury Notes
0.500%, 03/15/2023	18	18
0.500%, 04/30/2027	30	30
0.375%, 03/31/2022	375	376
0.375%, 04/30/2025	844	847
0.250%, 04/15/2023	532	533

Total U.S. Treasury Obligations (Cost $14,486) ($ Thousands)		17,328

ASSET-BACKED SECURITIES — 8.0%

Automotive — 1.3%
Avis Budget Rental Car Funding AESOP, Ser 2019-2A, Cl A
3.350%, 09/22/2025 (A)	100	98

12	SEI Catholic Values Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Lease Trust, Ser 2020-A, Cl A3
1.850%, 03/15/2023	$367	$371
Ford Credit Auto Owner Trust, Ser 2020-1, Cl A
2.040%, 08/15/2031 (A)	400	402
Ford Credit Floorplan Master Owner Trust, Ser 2018-3, Cl A1
3.520%, 10/15/2023	585	595
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	150	150
World Omni Auto Receivables Trust, Ser 2020-A, Cl A3
1.700%, 01/17/2023	463	466

		2,082

Mortgage Related Securities — 0.4%
Asset Backed Securities Home Equity Loan Trust, Ser 2007-HE1, Cl A4
0.325%, VAR ICE LIBOR USD 1 Month+0.140%, 12/25/2036	220	200
Bear Stearns Asset Backed Securities I Trust, Ser 2004-HE6, Cl M1
1.040%, VAR ICE LIBOR USD 1 Month+0.855%, 08/25/2034	253	229
Bear Stearns Asset Backed Securities I Trust, Ser 2004-HE7, Cl M1
1.085%, VAR ICE LIBOR USD 1 Month+0.900%, 08/25/2034	212	196
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A4
5.860%, 01/25/2037	105	106

		731

Other Asset-Backed Securities — 6.3%
Applebee’s Funding, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (A)	140	114
BankAmerica Manufactured Housing Contract Trust, Ser 1996-1, Cl B1
7.875%, 10/10/2026	510	91
CCG Receivables Trust, Ser 2017-1, Cl A2
1.840%, 11/14/2023 (A)	9	9
CCG Receivables Trust, Ser 2018-1, Cl A2
2.500%, 06/16/2025 (A)	170	170
CCG Receivables Trust, Ser 2019-1, Cl A2
2.800%, 09/14/2026 (A)	195	197
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
1.685%, VAR ICE LIBOR USD 1 Month+1.500%, 10/25/2037 (A)	120	111
DB Master Finance, Ser 2017-1A, Cl A2I
3.629%, 11/20/2047 (A)	247	249

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Domino’s Pizza Master Issuer, Ser 2017-1A, Cl A2I
2.241%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (A)	$220	$215
Domino’s Pizza Master Issuer, Ser 2019-1A, Cl A2
3.668%, 10/25/2049 (A)	80	80
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
0.345%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	201	191
GMF Floorplan Owner Revolving Trust, Ser 2018-4, Cl A1
3.500%, 09/15/2023 (A)	255	262
Merrill Lynch Mortgage Investors Trust, Ser 2004-WMC5, Cl M1
1.115%, VAR ICE LIBOR USD 1 Month+0.930%, 07/25/2035	347	333
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (A)	180	185
NextGear Floorplan Master Owner Trust, Ser 2018-1A, Cl A2
3.220%, 02/15/2023 (A)	354	355
NextGear Floorplan Master Owner Trust, Ser 2018-2A, Cl A2
3.690%, 10/15/2023 (A)	377	376
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A2
3.210%, 02/15/2024 (A)	347	345
Progress Residential Trust, Ser 2018-SFR3, Cl A
3.880%, 10/17/2035 (A)	408	420
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (A)	353	356
RAMP Trust, Ser 2006-RZ3, Cl M1
0.535%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	470	439
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (A)	170	172
Sofi Professional Loan Program Trust, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (A)	100	103
Sofi Professional Loan Program Trust, Ser 2018-D, Cl A2FX
3.600%, 02/25/2048 (A)	180	187
Sofi Professional Loan Program Trust, Ser 2020-A, Cl A1FX
2.060%, 05/15/2046 (A)	367	369

SEI Catholic Values Trust / Quarterly Report / May 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Stack Infrastructure Issuer, Ser 2019-2A, Cl A2
3.080%, 10/25/2044 (A)	$159	$155
Store Master Funding I, Ser 2015-1A, Cl A1
3.750%, 04/20/2045 (A)	327	323
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
0.888%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2033	222	208
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	83	90
U.S. Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	154	161
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	639	675
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	531	565
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	159	170
U.S. Small Business Administration, Ser 2017-20H, Cl 1
2.750%, 08/01/2037	252	265
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	269	285
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	420	453
U.S. Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	257	281
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	29	30
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	30	31
Vantage Data Centers Issuer, Ser 2018-1A, Cl A2
4.072%, 02/16/2043 (A)	253	256
Vantage Data Centers Issuer, Ser 2019-1A, Cl A2
3.188%, 07/15/2044 (A)	119	119
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (A)	31	31
Verizon Owner Trust, Ser 2017-3A, Cl A1A
2.060%, 04/20/2022 (A)	114	115

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Verizon Owner Trust, Ser 2019-B, Cl A1A
2.330%, 12/20/2023	$285	$293
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	236	242
Wendy’s Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (A)	151	147

		10,224

Total Asset-Backed Securities (Cost $13,023) ($ Thousands)		13,037

LOAN PARTICIPATIONS — 2.4%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1st Lien
1.924%, VAR LIBOR+1.750%, 11/19/2026	101	97
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 1st Lien
4.424%, VAR LIBOR+4.250%, 07/10/2026	69	67
American Airlines Inc, Term Loan B
2.174%, VAR LIBOR+2.000%, 04/28/2023	79	59
American Airlines, Inc., 2017 Class B Term Loan, 1st Lien
2.184%, VAR LIBOR+2.000%, 12/15/2023	20	15
APi Group Term Loan B
2.674%, 10/01/2026	100	96
Aramark Services B4 Cov-LiteLien1
1.924%, VAR LIBOR+1.750%, 01/15/2027	15	14
Asurion, LLC (fka Asurion Corporation), Amendment No. 14 Replacement B-4 Term Loan, 1st Lien
3.174%, VAR LIBOR+3.000%, 08/04/2022	45	44
Asurion, LLC (fka Asurion Corporation), New B-7 Term Loan, 1st Lien
3.174%, VAR LIBOR+3.000%, 11/03/2024	49	48
athenahealth, Inc., Term B Loan, 1st Lien
5.284%, VAR LIBOR+4.500%, 02/11/2026	129	124
Atlantic Aviation FBO Inc., Term Loan, 1st Lien
3.930%, VAR LIBOR+3.750%, 12/06/2025	10	9
Berry Plastics, Term Loan, 1st Lien
2.222%, 10/01/2022 (E)	30	29

14	SEI Catholic Values Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Brightview Landscapes, LLC, Initial Term
Loan (2018), 1st Lien 2.688%, VAR LIBOR+2.500%, 08/15/2025	$20	$19
Caesars Entertainment Op Co Inc, Term
Loan B 2.174%, VAR LIBOR+2.000%, 10/07/2024	40	39
Caesars Resort Collection, LLC (fka Caesars
Growth Properties Holdings, LLC), Term B
Loan, 1st Lien 2.924%, VAR LIBOR+2.750%, 12/23/2024	47	43
Change Healthcare Holdings, Inc. (fka
Emdeon Inc.), Closing Date Term Loan, 1st Lien 3.500%, VAR LIBOR+2.500%, 03/01/2024	118	114
Charter Communications, Term Loan, 1st
Lien 1.930%, 04/30/2025	97	95
Citadel Securities LP, 2020 Repriced Term
Loan, 1st Lien 2.924%, VAR LIBOR+2.750%, 02/27/2026	10	10
CSC Holdings, LLC, September 2019 Initial
Term Loan, 1st Lien 2.684%, VAR LIBOR+2.500%, 04/15/2027	10	10
DCert Buyer, Inc., Initial Term Loan, 1st Lien 4.174%, VAR LIBOR+4.000%, 10/16/2026	100	96
Deerfield Dakora Holding, LLC, Term Loan, 1st Lien 4.750%, 04/09/2027	80	78
Dell International L.L.C. (EMC Corporation),
Refinancing Term B-1 Loan, 1st Lien 2.750%, VAR LIBOR+2.000%, 09/19/2025 (E)	67	66
Delta Air Lines, Inc., Term Loan, 1st Lien 5.510%, VAR LIBOR+4.750%, 04/29/2023 (E)	70	69
Edelman Financial Center, Term Loan B 3.168%, VAR LIBOR+3.000%, 07/21/2025	30	28
Elanco Animal Health Inc. ,Term Loan 1st Lien 0.000%, 02/04/2027	70	68
Entercom Media Corp., Term B-2 Loan, 1st Lien
2.670%, VAR LIBOR+2.500%, 11/18/2024	28	25

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Eyecare Partners, LLC, Term Loan, First Lien
4.822%, 02/18/2027 (E)	$24	$22
0.000%, 02/18/2027 (E)	2	2
First Eagles Holdings, Inc., Term Loan
3.950%, 02/01/2027 (E)	20	19
Focus Financial Partners, LLC, Term Loan 1st Lien
2.174%, 07/03/2024	50	48
Four Seasons Holdings, Inc., 1st Lien
2.174%, 11/30/2023	29	28
Froneri International Limited, Facility B2, 1st Lien
2.424%, VAR LIBOR+2.250%, 01/29/2027	40	38
Garda World Security Corporation, Initial
Term Loan, 1st Lien 4.930%, VAR LIBOR+4.750%, 10/30/2026	14	13
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
3.450%, VAR LIBOR+2.000%, 12/30/2026	100	98
GFL Environmental, Incremental Term Loan 4.000%, 05/30/2025 (D)	8	8
Global Medical Response, Inc., 2018 Term
Loan, 1st Lien 4.250%, VAR LIBOR+3.250%, 04/28/2022	68	66
Golden Nugget, Inc., Initial Term Loan B, 1st Lien
3.695%, VAR LIBOR+0.070%, 10/04/2023	29	25
3.250%, VAR LIBOR+0.070%, 10/04/2023 (E)	14	12
Grifols Worldwide Operations Limited, Dollar
Tranche B Term Loan, 1st Lien 2.095%, VAR LIBOR+2.000%, 11/15/2027	100	97
Hilton Worldwide Finance LLC, Refinanced
Series B-2 Term Loan, 1st Lien 1.918%, VAR LIBOR+1.750%, 06/22/2026	112	107
iHeartCommunications, Inc. (fka Clear
Channel Communications, Inc.), New
Term Loan, 1st Lien 3.174%, VAR LIBOR+3.000%, 05/01/2026	26	24
Intrawest, Term Loan B-1 2.924%, VAR LIBOR+2.750%, 07/31/2024	39	37

SEI Catholic Values Trust / Quarterly Report / May 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 08/18/2022	$90	$89
Jane Street Group, LLC, New Dollar Term Loan, 1st Lien
3.174%, VAR LIBOR+3.000%, 01/31/2025	59	58
Level 3 Financing, Inc. 3/1/2027 Lien1
1.924%, VAR LIBOR+1.750%, 03/01/2027	65	63
LifePoint Health, Term Loan, 1st Lien
3.924%, 11/16/2025 (D)	98	94
MA Financeco., LLC, Tranche B-3 Term Loan, 1st Lien
2.674%, VAR LIBOR+2.500%, 06/21/2024	1	1
McAfee, LLC, Term B USD Loan
3.924%, 09/30/2024	89	88
Michaels Stores, Inc., 2018 New Replacement Term B Loan
3.568%, 01/30/2023 (D)	8	7
3.558%, 01/30/2023 (D)	20	18
3.500%, 01/30/2023 (D)	1	1
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
4.200%, VAR LIBOR+2.750%, 06/07/2023	77	73
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
3.120%, VAR LIBOR+2.750%, 09/18/2026	116	112
Numericable U.S. LLC, USD TLB-[12] Term Loan, 1st Lien
3.871%, VAR LIBOR+3.688%, 01/31/2026	39	38
Option Care Health, Inc., Term B Loan, 1st Lien
4.674%, VAR LIBOR+4.500%, 08/06/2026	40	38
Panther BF Aggregator 2 L P, Initial Dollar Term Loan, 1st Lien
3.674%, VAR LIBOR+3.500%, 04/30/2026	50	47
Party City Holdings Inc., 2018 Replacement Term Loan
4.100%, 08/19/2022 (D)	12	6
3.250%, 08/19/2022 (D)	—	—

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
PCI Gaming Authority, Term B Facility Loan, 1st Lien
2.674%, VAR LIBOR+2.500%, 05/29/2026	$35	$33
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
3.434%, VAR LIBOR+3.250%, 03/05/2026	60	58
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), 2019 Refinancing Term B-1 Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 09/23/2026	104	101
Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien
1.924%, VAR LIBOR+1.750%, 02/04/2027	36	36
Reynolds Group Holdings Inc., Incremental U.S. Term Loan, 1st Lien
2.924%, VAR LIBOR+2.750%, 02/05/2023 (E)	7	7
RPI 2019 Intermediate Finance Trust, Term Loan B, 1st Lien
1.924%, VAR LIBOR+1.750%, 02/11/2027	90	88
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
3.612%, VAR LIBOR+2.750%, 08/14/2024	55	50
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
2.674%, VAR LIBOR+2.500%, 06/21/2024	9	9
Sotera Health Holdings, LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/11/2026	100	97
Station Casinos LLC, Term B-1 Facility Loan, 1st Lien
2.500%, VAR LIBOR+2.250%, 02/08/2027	10	9
Terrier Media Bu, Term Loan, 1st Lien
5.700%, VAR LIBOR+4.250%, 12/17/2026	50	48
TKC Holdings, Inc. Term Loan B
4.750%, VAR LIBOR+3.750%, 02/01/2023	20	18
T-Mobile USA, Inc., Assignment, 1st Lien
3.174%, VAR LIBOR+3.000%, 04/01/2027 (E)	70	70

16	SEI Catholic Values Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien
1.924%, VAR LIBOR+1.750%, 11/16/2026	$26	$25
UFC Holdings, LLC, Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 04/29/2026	59	57
Univision Communications Inc., 2017 Replacement Repriced First-Lien Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 03/15/2024	52	49
US Foods, Inc. (aka U.S. Foodservice, Inc.), Initial Term Loan, 1st Lien
3.072%, 09/13/2026 (E)	30	28
1.924%, 06/27/2023 (D) (E)	30	28
VFH Parent LLC, Initial Term Loan, 1st Lien
3.222%, VAR LIBOR+3.000%, 03/01/2026	100	98
VICI Properties 1 LLC, Term B Loan, 1st Lien
1.923%, VAR LIBOR+1.750%, 12/20/2024	100	95
Virgin Media Bristol LLC, N Facility, Term Loan, 1st Lien
2.684%, VAR LIBOR+2.500%, 01/31/2028	105	102
Western Digital Corporation, U.S. Term B-4 Loan, 1st Lien
1.924%, VAR LIBOR+1.750%, 04/29/2023	22	22
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
2.684%, VAR LIBOR+2.500%, 04/30/2028	80	76

Total Loan Participations (Cost $4,121) ($ Thousands)		3,943

SOVEREIGN DEBT — 2.3%
Abu Dhabi Government International Bond
2.500%, 10/11/2022 (A)	200	205
Argentine Republic Government International Bond
6.875%, 01/11/2048 (F)	140	50
5.625%, 01/26/2022 (F)	210	85
3.75%, 5.250% , 03/31/2029, 12/31/2038 (F)(G)	20	7
Brazilian Government International Bond
5.625%, 01/07/2041	120	122
4.625%, 01/13/2028	290	305

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Colombia Government International Bond
5.625%, 02/26/2044	$200	$242
Egypt Government International Bond
5.577%, 02/21/2023 (A)	200	201
Indonesia Government International Bond
4.350%, 01/11/2048	600	665
Mexico Government International Bond
4.600%, 02/10/2048	230	237
Nigeria Government International Bond MTN
6.500%, 11/28/2027 (A)	200	177
Peruvian Government International Bond
6.550%, 03/14/2037	10	15
5.625%, 11/18/2050	300	466
Poland Government International Bond
4.000%, 01/22/2024	110	121
Provincia de Buenos Aires
6.500%, 02/15/2023 (A)	200	72
Qatar Government International Bond
4.400%, 04/16/2050 (A)	240	285
Republic of South Africa Government International Bond
4.300%, 10/12/2028	200	180
Uruguay Government International Bond
4.375%, 01/23/2031	200	228

Total Sovereign Debt (Cost $3,707) ($ Thousands)		3,663

MUNICIPAL BONDS — 1.0%
California — 0.3%
California State, GO
7.500%, 04/01/2034	280	450

Florida — 0.0%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	100	102

Illinois — 0.3%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	345	487

Michigan — 0.1%
Michigan Finance Authority, RB Callable 03/01/2023 @ 100
2.366%, 09/01/2049 (D)	220	217

SEI Catholic Values Trust / Quarterly Report / May 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri — 0.1%
Missouri State, Health & Educational Facilities, RB
Callable 11/15/2049 @ 100
3.229%, 05/15/2050	$70	$78

New York — 0.2%
New York State, Urban Development, RB 5.770%, 03/15/2039	275	339

Total Municipal Bonds (Cost $1,499) ($ Thousands)		1,673

U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%
FHLB 0.180%, VAR United States Secured
Overnight Financing Rate+0.120%, 10/07/2020	180	180

Total U.S. Government Agency Obligation (Cost $180) ($ Thousands)		180

	Shares

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund,
Cl F 0.090%**†	762,453	762

Total Cash Equivalent (Cost $762) ($ Thousands)		762

Total Investments in Securities — 96.3%
(Cost $148,763) ($ Thousands)		$156,764

	Contracts

WRITTEN OPTION*(H) — 0.0%

Total Written Option (Premiums Received $2) ($ Thousands)	(5)	$(1)

18	SEI Catholic Values Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Fixed Income Fund (Continued)

A list of the open options contracts held by the Fund at May 31, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN OPTION – 0.0%

Put Options
July 2020, U.S. 5-Year Treasury Note Future Option*	(5)	$(63)	$125.25	06/20/20	$(1)

Total Written Option		$(63)			$(1)

A list of the open futures contracts held by the Fund at May 31, 2020, are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

90-Day Euro$	(33)	Mar-2021	$(8,212)	$(8,232)	$(20)

U.S. 10-Year Treasury Note	35	Sep-2020	4,854	4,867	13

U.S. 2-Year Treasury Note	(2)	Oct-2020	(442)	(442)	–

U.S. 5-Year Treasury Note	(11)	Oct-2020	(1,379)	(1,382)	(3)

U.S. Long Treasury Bond	23	Sep-2020	4,109	4,103	(6)

U.S. Ultra Long Treasury Bond	3	Sep-2020	650	654	4

			$(420)	$(432)	$(12)

A list of the open forward foreign currency contracts held by the Fund at May 31, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Citigroup	07/16/20	USD	130	ZAR	2,370	$3

Citigroup	07/16/20	USD	158	AUD	254	10

Citigroup	07/16/20	USD	478	GBP	385	(2)

Citigroup	07/16/20	USD	557	PHP	28,350	3

Citigroup	07/16/20	USD	72	PHP	3,666	—

Citigroup	07/16/20	USD	734	RUB	58,693	91

Citigroup	07/16/20	USD	750	BRL	3,940	(26)

Citigroup	07/16/20	USD	953	IDR	15,760,196	114

Citigroup	07/16/20	USD	2,104	CAD	2,954	34

Citigroup	07/16/20	EUR	2,549	USD	2,776	(62)

Citigroup	07/16/20	CNY	2,862	USD	404	5

Citigroup	07/16/20	PHP	32,016	USD	625	(7)

						$163

A list of the open centrally cleared swap agreements held by the Fund at May 31, 2020, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NA IG. 34 6/25	Sell	1.00%	Quarterly	06/20/2025	(10,620)	$112	$(59)	$171
CDX.NA IG. 34 6/25	Sell	1.00%	Quarterly	06/20/2025	(1,547)	(31)	(74)	43

						$81	$(133)	$214

SEI Catholic Values Trust / Quarterly Report / May 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Fixed Income Fund (Continued)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
0.6%	USD LIBOR BBA	Quarterly	03/23/2022	USD	3,607	$21	$1	$20
0.38%	USD-LIBOR-BBA	Quarterly	08/31/2024	USD	2,466	7	1	6
0.7%	US LIBOR BBA	Semi-Annual	03/23/2025	USD	2,100	35	(2)	37
1.55%	3-MONTH USD - LIBOR	Quarterly	06/30/2026	USD	1,091	(74)	3	(77)
USD FEDL01	0.3%	Monthly	02/15/2027	USD	2,705	(15)	8	(23)
0.77%	USD LIBOR BBA	Semi-Annual	03/24/2027	USD	2,170	42	16	26
2.875%	3-MONTH USD - LIBOR	Quarterly	05/15/2044	USD	325	(143)	4	(147)
1.85%	3-MONTH USD - LIBOR	Quarterly	11/15/2044	USD	1,329	(282)	3	(285)
1.81%	3-MONTH USD - LIBOR	Quarterly	11/15/2044	USD	164	(33)	–	(33)
0.9%	USD LIBOR BBA	Quarterly	03/17/2050	USD	311	3	–	3
0.7917%	US LIBOR BBA	Quarterly	03/18/2050	USD	159	6	–	6
USD LIBOR BBA	0.81801%	Quarterly	03/19/2050	USD	157	5	–	5

						$(428)	$34	$(462)

Percentages are based on Net Assets of $162,707 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2020.

†	Investment in Affiliated Security.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2020, the value of these securities amounted to $27,117 ($ Thousands), representing 16.7% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	Perpetual security.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(E)	Unsettled bank loan. Interest rate may not be available.

(F)	Security is in default on interest payment.

(G)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(H)	Refer to table below for details on Options Contracts.

AUD — Australian Dollar

BBA — British Bankers’ Association

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMBS — Commercial Mortgage-Backed Securities

CMO — Collateralized Mortgage Obligation

CNY — Chinese Yuan Onshore

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only — face amount represents notional amount.

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PHP— Philippine Peso

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of May 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	69,589	–	69,589
Mortgage-Backed Securities	–	46,589	–	46,589
U.S. Treasury Obligations	–	17,328	–	17,328
Asset-Backed Securities	–	13,037	–	13,037
Loan Participations	–	3,943	–	3,943
Sovereign Debt	–	3,663	–	3,663
Municipal Bonds	–	1,673	–	1,673
U.S. Government Agency Obligation	–	180	–	180
Cash Equivalent	762	–	–	762

Total Investments in Securities	762	156,002	–	156,764

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(1)	–	–	(1)
Futures Contracts*
Unrealized Appreciation	17	–	–	17
Unrealized Depreciation	(29)	–	–	(29)
Forwards Contracts*
Unrealized Appreciation	–	260	–	260
Unrealized Depreciation	–	(97)	–	(97)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	214	–	214
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	103	–	103
Unrealized Depreciation	–	(565)	–	(565)

Total Other Financial Instruments	(13)	(85)	–	(98)

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

20	SEI Catholic Values Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Fixed Income Fund (Concluded)

For the period ended May 31, 2020, there were no transfers in or out of Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

As of November 30, 2019, the Fund is the seller (“providing protection”) on a total notional amount of $3.3 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAP		CREDIT DEFAULT SWAP ON AN INDEX
	CORPORATE	SOVERIGN	ASSET BACK SECURITY	CORPORATE
REFERENCE ASSET	DEBT	DEBT	DEBT	DEBT	Total
Fair value of written credit derivatives	$—	$—	$—	$80,565	$80,565
Maximum potential amount of future payments	—	—	—	12,167,150	12,167,150
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund or other than third parties which the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points) [1]
0 - 100	$—	$—	$—	$10,620,000	$—	$10,620,000
101 - 200	—	—	—	—	—	—
201 - 300	—	—	—	—	—	—
301 - 400	—	—	—	—	—	—
Greater than 400	—	—	—	1,547,150	—	1,547,150
Total	$—	$—	$—	$12,167,150	$—	$12,167,150

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended May 31, 2020 ($ Thousands):

					Change in
					Unrealized
Security Description	Value at 2/29/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Appreciation/ (Depreciation)	Value 5/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$5,584	$21,925	$(26,747)	$—	$—	$762	762,453	$4	$—

SEI Catholic Values Trust / Quarterly Report / May 31, 2020	21